Performance Management	Apr. 25, 2025
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	27.72%	Lowest Quarter:	2Q ’22,	-25.53%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	27.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(25.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Blue Chip Growth Fund	35.70%	13.93%	14.51%
Service Class	MML Blue Chip Growth Fund	35.38%	13.63%	14.22%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Equity Income Fund | MML Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	20.94%	Lowest Quarter:	1Q ’20,	-28.44%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(28.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Equity Income Fund	11.67%	8.47%	8.26%
Service Class	MML Equity Income Fund	11.41%	8.20%	7.99%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		14.37%	8.68%	8.49%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Equity Index Fund | MML Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	20.41%	Lowest Quarter:	1Q ’20,	-19.69%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(19.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Class I	MML Equity Index Fund	24.44%	14.06%	12.63%
Class II	MML Equity Index Fund	24.59%	14.22%	12.80%
Class III	MML Equity Index Fund	24.82%	14.40%	12.96%
Service Class I	MML Equity Index Fund	24.09%	13.76%	12.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Focused Equity Fund | MML Focused Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’22,	13.66%	Lowest Quarter:	1Q ’20,	-16.40%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	13.66%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML Focused Equity Fund	10.09%	9.71%	10.62%
Service Class I	MML Focused Equity Fund	9.78%	9.42%	10.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)(1)		24.51%	14.28%	12.87%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the

Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Foreign Fund | MML Foreign Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’22,	19.20%	Lowest Quarter:	1Q ’20,	-26.93%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.20%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(26.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Foreign Fund	3.46%	4.23%	3.31%
Service Class I	MML Foreign Fund	3.12%	3.95%	3.04%
MSCI EAFE Index (reflects no deduction for fees or expenses)		3.82%	4.73%	5.20%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML Fundamental Equity Fund | MML Fundamental Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	18.43%	Lowest Quarter:	2Q ’22,	-16.72%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.72%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML Fundamental Equity Fund	23.71%	13.21%	13.43%
Service Class I	MML Fundamental Equity Fund	23.36%	12.91%	13.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Global Fund | MML Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s investment strategy changed on April 25, 2025. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	17.23%	Lowest Quarter:	1Q ’20,	-21.93%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(21.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Class I	MML Global Fund	5.60%	5.87%	7.55%
Class II	MML Global Fund	5.59%	5.87%	7.55%
Service Class I	MML Global Fund	5.46%	5.62%	7.29%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
MSCI World Index (reflects no deduction for fees or expenses)		18.67%	11.17%	9.95%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML Income & Growth Fund | MML Income & Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	20.63%	Lowest Quarter:	1Q ’20,	-30.48%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.63%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(30.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Income & Growth Fund	14.90%	10.22%	9.34%
Service Class	MML Income & Growth Fund	14.55%	9.94%	9.06%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		14.37%	8.68%	8.49%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML International Equity Fund | MML International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	32.01%	Lowest Quarter:	1Q ’20,	-37.03%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	32.01%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(37.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML International Equity Fund	0.84%	3.62%	4.31%
Service Class I	MML International Equity Fund	0.66%	3.38%	4.05%
MSCI EAFE Index (reflects no deduction for fees or expenses)		3.82%	4.73%	5.20%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
MML Large Cap Growth Fund | MML Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000 Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	23.93%	Lowest Quarter:	2Q ’22,	-22.66%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	23.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(22.66%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Large Cap Growth Fund	34.09%	18.12%	15.29%
Service Class	MML Large Cap Growth Fund	33.77%	17.85%	15.00%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)		25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

(1)
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Managed Volatility Fund | MML Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison to the returns of fixed income investments (Bloomberg U.S. Aggregate Bond Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison to the returns of fixed income investments (Bloomberg U.S. Aggregate Bond Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	7.81%	Lowest Quarter:	1Q ’20,	-9.74%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(9.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Managed Volatility Fund	14.85%	6.29%	5.36%
Service Class	MML Managed Volatility Fund	14.56%	6.03%	5.09%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	29.00%	Lowest Quarter:	1Q ’20,	-22.92%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	29.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(22.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Mid Cap Growth Fund	11.16%	7.73%	10.20%
Service Class	MML Mid Cap Growth Fund	10.82%	7.46%	9.92%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)		22.10%	11.47%	11.54%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Mid Cap Value Fund | MML Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	16.89%	Lowest Quarter:	1Q ’20,	-27.55%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(27.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Mid Cap Value Fund	8.53%	7.31%	8.05%
Service Class	MML Mid Cap Value Fund	8.29%	7.05%	7.79%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)		13.07%	8.59%	8.10%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	32.36%	Lowest Quarter:	1Q ’20,	-28.67%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	32.36%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(28.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Small Cap Growth Equity Fund	10.29%	7.58%	9.24%
Service Class	MML Small Cap Growth Equity Fund	10.01%	7.31%	8.97%
	One Year	Five Years	Ten Years
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)	23.81%	13.86%	12.55%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Small Company Value Fund | MML Small Company Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	28.58%	Lowest Quarter:	1Q ’20,	-30.85%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	28.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(30.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML Small Company Value Fund	7.18%	7.76%	8.32%
Service Class I	MML Small Company Value Fund	6.97%	7.50%	8.05%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		8.05%	7.29%	7.14%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2500 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2500 Value Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’20,	29.16%	Lowest Quarter:	1Q ’20,	-36.08%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	29.16%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(36.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Small/Mid Cap Value Fund	10.29%	9.15%	7.83%
Service Class	MML Small/Mid Cap Value Fund	9.89%	8.86%	7.55%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)		10.98%	8.44%	7.81%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Sustainable Equity Fund | MML Sustainable Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	19.65%	Lowest Quarter:	1Q ’20,	-20.38%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Sustainable Equity Fund	19.94%	12.53%	11.82%
Service Class	MML Sustainable Equity Fund	19.60%	12.24%	11.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Total Return Bond Fund | MML Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Class II Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	4Q ’23,	7.63%	Lowest Quarter:	1Q ’22,	-6.30%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.30%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Class II	MML Total Return Bond Fund	0.47%	-0.58%	1.13%
Service Class I	MML Total Return Bond Fund	0.26%	-0.81%	0.88%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Conservative Allocation Fund | MML Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Conservative Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Conservative Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	11.10%	Lowest Quarter:	1Q ’20,	-12.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(12.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Conservative Allocation Fund	6.61%	3.92%	4.52%
Service Class	MML Conservative Allocation Fund	6.41%	3.67%	4.27%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%
Custom MML Conservative Allocation Index (reflects no deduction for fees or expenses)(1)		8.18%	4.66%	5.28%

(1)
The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (60%), Russell 3000® Index (30%), and MSCI ACWI ex USA (10%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Balanced Allocation Fund | MML Balanced Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes that MML Advisers believes more closely reflect the market segments in which the Fund invests (Bloomberg U.S. Aggregate Bond Index and Custom MML Balanced Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes that MML Advisers believes more closely reflect the market segments in which the Fund invests (Bloomberg U.S. Aggregate Bond Index and Custom MML Balanced Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	12.41%	Lowest Quarter:	1Q ’20,	-13.65%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	12.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(13.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Balanced Allocation Fund	7.70%	4.73%	5.18%
Service Class	MML Balanced Allocation Fund	7.37%	4.46%	4.91%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%
Custom MML Balanced Allocation Index (reflects no deduction for fees or expenses)(2)		9.96%	5.86%	6.22%
	One Year	Five Years	Ten Years
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (50%), Russell 3000 Index (37.5%), and MSCI ACWI ex USA (12.5%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Moderate Allocation Fund | MML Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Moderate Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Moderate Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	13.81%	Lowest Quarter:	1Q ’20,	-16.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	13.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Moderate Allocation Fund	8.87%	5.47%	5.82%
Service Class	MML Moderate Allocation Fund	8.58%	5.19%	5.55%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
Custom MML Moderate Allocation Index (reflects no deduction for fees or expenses)(2)		11.76%	7.03%	7.14%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom MML Moderate Allocation Index is a

hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (40%), Russell 3000 Index (45%), and MSCI ACWI ex USA (15%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Growth Allocation Fund | MML Growth Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Growth Allocation
Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Growth Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	15.63%	Lowest Quarter:	1Q ’20,	-18.58%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	15.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(18.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Growth Allocation Fund	10.93%	7.04%	6.99%
Service Class	MML Growth Allocation Fund	10.50%	6.76%	6.72%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
Custom MML Growth Allocation Index (reflects no deduction for fees or expenses)(2)		14.48%	8.73%	8.48%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (25%), Russell 3000 Index (56.25%), and MSCI ACWI ex USA (18.75%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the
Fund invests (Custom MML Aggressive Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Aggressive Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Initial Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	17.59%	Lowest Quarter:	1Q ’20,	-21.65%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(21.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Initial Class	MML Aggressive Allocation Fund	12.74%	8.20%	8.00%
Service Class	MML Aggressive Allocation Fund	12.54%	7.95%	7.73%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
Custom MML Aggressive Allocation Index (reflects no deduction for fees or expenses)(2)		17.25%	10.37%	9.78%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (10%), Russell 3000 Index (67.5%), and MSCI ACWI ex USA (22.5%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML American Funds Growth Fund | MML American Funds Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Service Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	28.59%	Lowest Quarter:	2Q ’22,	-23.13%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	28.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
		One Year	Five Years	Ten Years
Service Class I	MML American Funds Growth Fund	31.11%	18.33%	16.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		33.36%	18.96%	16.78%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
MML American Funds Core Allocation Fund | MML American Funds Core Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the
Fund invests (Custom MML Core Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Custom MML Core Allocation Index).
Bar Chart Does Not Reflect Sales Loads [Text]	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Performance Service Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	14.03%	Lowest Quarter:	1Q ’20,	-14.25%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	14.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(14.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Performance [Table]
		One Year	Five Years	Ten Years
Service Class I	MML American Funds Core Allocation Fund	11.87%	6.78%	6.81%
MSCI ACWI (reflects no deduction for fees or expenses)(1)		17.49%	10.06%	9.23%
Custom MML Core Allocation Index (reflects no deduction for fees or expenses)(2)		14.41%	8.52%	8.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		25.02%	14.53%	13.10%

(1)
Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

(2)
The Custom MML Core Allocation Index is a hypothetical custom index which comprises the S&P 500 Index (55%), Bloomberg U.S. Aggregate Bond Index (35%), and MSCI ACWI ex USA (10%).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)